Document and Entity Information	Sep. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	333-284577
Entity Registrant Name	BA Credit Card Trust
Entity Central Index Key	0001128250
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0864848
Entity Address, Address Line One	1000 Samoset Drive
Entity Address, Address Line Two	DE5-021-02-11
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	980
Local Phone Number	683-4915
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
BA Master Credit Card Trust II [Member]
Entity Information [Line Items]
Entity File Number	333-284577-01
Entity Registrant Name	BA Master Credit Card Trust II
Entity Central Index Key	0000936988
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0864848
Entity Address, Address Line One	1000 Samoset Drive
Entity Address, Address Line Two	DE5-021-02-11
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	980
Local Phone Number	683-4915
Entity Emerging Growth Company	false